UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08885

                                     Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL            60069

        (Address of principal executive offices)            (Zip code)

Jim M. Flynn, 4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (847) 295-5000

Date of fiscal year end:    December 31, 2016

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (1/01/16)	Ending Account Value (6/30/16)	Annualized Expense Ratio†	Expenses Paid During Period* (1/01/16 to 6/30/16)
Actual	$1,000.00	$1,000.20	0.47%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	0.47%	$2.36

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investment:
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$838,391,326

Total Assets	$838,391,326

LIABILITIES
Payables:
Accrued trustees fees	25,962
Income dividends	24,416
Accrued shareholder servicing fees	469,756
Administration fees (Note 4)	70,754
Other accrued expenses	219,708

Total Liabilities	810,596

NET ASSETS	$837,580,730

Net assets consist of:
Paid-in capital	$837,554,934
Undistributed net investment income	33
Accumulated net realized gain	25,763

NET ASSETS	$837,580,730

Shares outstanding	837,553,822

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$2,031,610
Expenses[1]	(281,129)

Net investment income allocated from Master Portfolio	1,750,481

FUND EXPENSES (Note 4)
Administration fees	2,208,388
Shareholder servicing fees	1,003,813
Registration costs	50,580
Printing costs	56,784
Fund accounting fees and transfer agent fees	44,291
Trustees fees	44,860
Legal fees	29,938
Audit fees	21,468
Miscellaneous	364

Total fund expenses	3,460,486

Fees reimbursed by Hewitt Associates LLC (Note 4)	(1,837,464)

Total Net Expenses	1,623,022

NET INVESTMENT INCOME	127,459

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	24,918

Net gain on investments	24,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,377

[1]	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amount of $4,836.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended June 30, 2016 (Unaudited)	For The Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$127,459	$238,365
Net realized gain	24,918	27,819

Net increase in net assets resulting from operations	152,377	266,184

Distributions to shareholders:
From net investment income	(127,459)	(238,589)
From net realized gain	–	(34,325)

Total distributions to shareholders	(127,459)	(272,914)

Capital share transactions (Note 7):
Net capital share transactions	67,227,487	(63,970,791)

Net increase (decrease) in net assets resulting from capital share transactions	67,227,487	(63,970,791)

Increase (Decrease) in net assets	67,252,405	(63,977,521)

NET ASSETS:
Beginning of Period	770,328,325	834,305,846

End of Period	$837,580,730	$770,328,325

Undistributed net investment income included in net assets at end of period	$33	$33

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2016 (Unaudited)	Year ended Dec. 31, 2015	Year ended Dec. 31, 2014	Year ended Dec. 31, 2013	Year ended Dec. 31, 2012	Year ended Dec. 31, 2011
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gain	–	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.02%[2]	0.03%	0.02%	0.03%	0.03%	0.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$837,581	$770,327	$834,305	$835,508	$689,795	$553,776
Ratio of net expenses to average net assets[3]	0.47%[4,5]	0.25%[4]	0.21%[4]	0.24%[4]	0.32%[4]	0.27%[4]
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3]	0.96%[5]	0.96%	0.97%	0.98%	0.97%	0.98%
Ratio of net investment income to average net assets[3]	0.03%[4,5]	0.03%[4]	0.02%[4]	0.02%[4]	0.02%[4]	0.02%[4]
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[3]	(0.46)%[5]	(0.68)%	(0.74)%	(0.72)%	(0.63)%	(0.70)%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Not annualized.
[3]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[4]

Ratios for the six months ended June 30, 2016 and the years ended December 31, 2011, 2012, 2013, 2014 and 2015 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

[5]	Annualized.

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (13.00% of total Master Portfolio net assets as of June 30, 2016). Prior to April 29, 2016, the Fund invested all of its assets in Money Market Master Portfolio of MIP.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to the share class based on its relative net assets.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2016, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investmentand does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six month ended June 30, 2016, Hewitt Associates reimbursed the Fund $1,837,464 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Hewitt for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the six months ended June 30, 2016, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

Hewitt Associates and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. Effective May 1, 2016, for the services under this sub-administration agreement, Hewitt Associates pays BAL a fee equal to 0.015% of the average daily net assets of the Fund. Prior to May 1, 2016, for the services under this sub-administration agreement Hewitt Associates paid BAL a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2016.

As of December 31, 2015, the tax year end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of June 30, 2016, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (concluded)

6.	Principal Risks

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.

7.	Capital Share Transactions

As of June 30, 2016, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	167,655,874	$167,655,874	327,006,930	$327,006,930
Shares issued in reinvestments of dividends	103,011	103,011	272,945	272,945
Shares redeemed	(100,531,398)	(100,531,398)	(391,250,666)	(391,250,666)

Net increase (decrease)	67,227,487	$67,227,487	(63,970,791)	$(63,970,791)

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

HEWITT SERIES TRUST

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended December 31, 2015. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TREASURY MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

June 30, 2016 (Unaudited)

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	52%
U.S. Treasury Obligations	48
Other Assets Less Liabilities	– [1]

Total	100%

[1]	Represents less than 1%.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bills[a]:
0.23% - 0.52%, 7/07/16	$750,000		$749,963,626
0.38%, 7/21/16	6,000		5,998,767
0.47% - 0.47%, 8/04/16	50,100		50,078,088
0.43% - 0.44%, 8/11/16	33,000		32,984,044
0.42%, 8/18/16	50,000		49,972,667
0.46% - 0.47%, 8/25/16	100,000		99,930,436
0.48%, 9/08/16	37,000		36,966,314
0.48%, 9/29/16	60,000		59,928,750
0.36%, 10/13/16	–	[b]	100
0.36%, 10/20/16	75,000		74,919,062
0.40%, 11/03/16	200,000		199,725,694
0.41%, 12/22/16	32,920		32,856,355
0.67%, 3/02/17	10,000		9,955,267
0.62%, 4/27/17	67,500		67,159,687
0.56%, 5/25/17	25,445		25,317,492
0.57%, 6/22/17	23,075		22,948,357
U.S. Treasury Notes:
0.63%, 7/15/16	18,940		18,939,904
0.33%, 7/31/16[c]	106,425		106,430,750
0.50%, 7/31/16	31,265		31,261,288
1.00% - 3.00%, 9/30/16	267,500		269,177,576
3.13%, 10/31/16	298,000		300,691,974
0.88%, 12/31/16	30,130		30,166,867
0.75%, 1/15/17	27,760		27,808,277
0.75%, 3/15/17	27,855		27,911,627
0.33%, 4/30/17[c]	58,291		58,288,785
4.50%, 5/15/17	27,795		28,729,065
0.63%, 5/31/17	10,380		10,373,210
0.63% - 2.50%, 6/30/17	57,765		57,979,417
0.34%, 7/31/17[c]	84,160		84,137,634
0.43%, 10/31/17[c]	149,036		149,069,791
0.53%, 1/31/18[c]	158,320		158,413,492
0.45%, 4/30/18[c]	221,005		221,023,467
Total U.S. Treasury Obligations – 48.1%			3,099,107,830

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $15,000,158, collateralized by various U.S. Treasury Obligations, 0.00% to 3.50%, due 6/30/16 to 2/15/41, original par and fair values of $14,271,400 and $15,300,035, respectively)	$15,000	$15,000,000
Total Value of Bank of Montreal (collateral value of $15,300,035)		15,000,000
Bank of Nova Scotia, 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $200,002,222, collateralized by various U.S. Treasury Obligations, 0.00% to 2.75%, due 4/15/17 to 2/15/46, original par and fair values of $191,924,172 and $204,002,292, respectively)	200,000	200,000,000
Total Value of Bank of Nova Scotia (collateral value of $204,002,292)		200,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $945,010,500, collateralized by various U.S. Treasury Obligations, 0.00% to 4.50%, due 1/31/17 to 5/15/44, original par and fair values of $930,315,128 and $963,900,053, respectively)	$945,000	$945,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $963,900,053)		945,000,000
Citigroup Global Markets, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $125,001,458, collateralized by various U.S. Treasury Obligations, 1.25% to 2.50%, due 1/31/20 to 5/15/24, original par and fair values of $124,764,726 and $127,500,002, respectively)[d]	125,000	125,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $127,500,002)		125,000,000

Repurchase Agreements	Par (000)	Value
Credit Agricole Corp., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $540,006,300, collateralized by various U.S. Treasury Obligations, 0.13% to 6.88%, due 1/15/17 to 5/15/46, original par and fair values of $478,241,900 and $550,800,001, respectively)	$540,000	$540,000,000
Total Value of Credit Agricole Corp. (collateral value of $550,800,001)		540,000,000
HSBC Securities (USA), Inc., 0.36%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $200,002,000, collateralized by various U.S. Treasury Obligations, 0.38% to 9.00%, due 7/31/16 to 5/15/42, original par and fair values of $188,092,153 and $204,001,779, respectively)	200,000	200,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $100,001,011, collateralized by various U.S. Treasury Obligations, 0.88% to 3.88%, due 9/30/16 to 2/15/46, original par and fair values of $97,994,336 and $102,003,023, respectively)	$100,000	$100,000,000
HSBC Securities (USA), Inc., 0.37%, 7/05/16 (Purchased on 6/30/16 to be repurchased at $51,002,621, collateralized by various U.S. Treasury Obligations, 1.13% to 6.25%, due 5/15/18 to 5/15/45, original par and fair values of $44,774,900 and $52,021,260, respectively)	51,000	51,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $358,026,062)		351,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.40%, 7/01/16, (Purchased on 6/30/16 to be repurchased at $281,003,122, collateralized by various U.S. Treasury Obligations, 1.38% to 1.88%, due 1/31/21 to 5/31/22, original par and fair values of $279,511,400 and $286,624,405, respectively)	$281,000	$281,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $286,624,405)		281,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $10,000,117, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair value of $9,622,600 and $10,200,041, respectively)	10,000	10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $10,200,041)		10,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2016 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mitsubishi UFJ Securities USA, Inc., 0.39%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $500,005,417, collateralized by various U.S. Treasury Obligations, 0.00% to 4.75%, due 12/08/16 to 8/15/41, original par and fair values of $441,890,900 and $510,000,012, respectively)	$500,000	$500,000,000
Total Value of Mitsubishi UFJ Securities USA, Inc. (collateral value of $510,000,012)		500,000,000
Morgan Stanley & Co. LLC, 0.27%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $15,000,113, collateralized by various U.S. Treasury Obligations, 0.00% to 1.00%, due 12/08/16 to 3/31/17, original par and fair values of $15,205,600 and $15,300,010, respectively)	15,000	15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,010)		15,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.38%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $21,000,222, collateralized by various U.S. Treasury Obligations, 0.00% to 2.00%, due 7/31/22 to 8/15/43, original par and fair values of $26,131,769 and $21,420,041, respectively)	$21,000	$21,000,000
Total Value of RBC Capital Markets LLC (collateral value of $21,420,041)		21,000,000
SG Americas Securities LLC, 0.40%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $310,003,444, collateralized by various U.S. Treasury Obligations, 1.00% to 2.13%, due 12/15/17 to 12/31/22, original par and fair values of $307,971,800 and $316,200,087, respectively)	310,000	310,000,000
Total Value of SG Americas Securities LLC (collateral value of $316,200,087)		310,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

June 30, 2016 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.42%, 7/01/16 (Purchased on 6/30/16 to be repurchased at $35,000,408, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 6/22/17 to 5/15/25, original par and fair values of $35,839,600 and $35,700,017, respectively)	$35,000	$35,000,000
Total Value of TD Securities (USA) LLC (collateral value of $35,700,017)		35,000,000
Total Repurchase Agreements – 51.9%		3,348,000,000
Total Investments (Cost – $6,447,107,830*) – 100.0%		6,447,107,830
Other Assets Less Liabilities – 0.0%		1,767,345

Net Assets – 100.0%		$6,448,875,175

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
[a]	Rates are discount rates or a range of discount rates at the time of purchase.
[b]	Amount is less than $500.
[c]	Variable rate security. Rate as of period end.
[d]	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

Investments[1]
Short-Term Securities
Assets
Level 1	–
Level 2	$6,447,107,830
Level 3	–

Total	$6,447,107,830

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $101,641,137 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value – unaffiliated[1]	$3,099,107,830
Repurchase agreements at value[2]	3,348,000,000
Cash	101,641,137
Interest receivable	4,607,044

Total assets	6,533,356,011

LIABILITIES
Payables:
Investments purchased	104,094,022
Investment advisory fees	356,564
Trustees’ fees	15,167
Professional fees	15,083

Total liabilities	104,480,836

NET ASSETS	$6,448,875,175

NET ASSETS CONSIST OF
Investors’ capital	$6,448,875,175

[1] Investments at cost – unaffiliated	$3,099,107,830

[2] Repurchase agreements at cost – unaffiliated	$3,348,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$7,572,516

EXPENSES
Investment advisory	2,080,318
Independent Trustees	24,144
Professional	16,804

Total expenses	2,121,266
Less fees waived by the Manager	(665,044)

Total expenses after fees waived	1,456,222

NET INVESTMENT INCOME	6,116,294

REALIZED GAIN
Net realized gain from investments	247,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,363,957

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS FOR CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,116,294	$1,341,031
Net realized gain	247,663	169,786

Net increase in net assets resulting from operations	6,363,957	1,510,817

Capital Transactions
Proceeds from contributions	38,132,748,317	63,745,962,994
Value of withdrawals	(35,140,418,378)	(64,154,846,234)

Net increase (decrease) in net assets derived from capital transactions	2,992,329,939	(408,883,240)

NET ASSETS
Total increase (decrease) in net assets	2,998,693,896	(407,372,423)
Beginning of period	3,450,181,279	3,857,553,702

End of period	$6,448,875,175	$3,450,181,279

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year ended December 31,
		2015	2014	2013	2012	2011
Total Return
Total return	0.15%[1]	0.03%	0.00%	0.02%	0.06%	0.09%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[2]	0.07%	0.06%	0.06%	0.07%	0.06%

Net investment income	0.29%[2]	0.04%	0.00%	0.02%	0.08%	0.13%

Supplemental Data
Net assets, end of period (000)	$6,444,875	$3,450,181	$3,857,554	$2,738,199	$2,613,824	$1,602,468

[1]	Aggregate total return.
[2]	Annualized.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Treasury Money Market Master Portfolio (the “Master Portfolio”), is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Effective October 1, 2015, the Master Portfolio has an investment policy that meets the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. The Board chose not to subject Treasury Money Market Master Portfolio to liquidity fees or temporary suspensions of redemptions due to declines in its weekly liquid assets.

2.	Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

3.	Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Master Portfolio’s investments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master Portfolio and its counterparties. Typically, the Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master Portfolio, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Master Portfolio’s average daily net assets based on the following annual rates:

Treasury Money Market Master Portfolio	0.10%

MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Waivers/Reimbursements

The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2017. The Manager has also voluntarily agreed to waive a portion of its investment advisory fee to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2016, the amounts included in fees waived by the Manager in the Statement of Operations are as follows:

Treasury Money Market Master Portfolio	$624,096

Officers and Trustees

The fees and expenses of the MIPs’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIPs’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2017. The amounts waived are included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2016, such waiver amounts are as follows:

Treasury Money Market Master Portfolio	$40,948

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

6.	Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

7.	Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

8.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. Each of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and BlackRock Cash Funds: Treasury (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity: (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of each Portfolio and the interest holders of each Master Portfolio are referred to as “shareholders.”

ACTIVITIES AND COMPOSITION OF THE BOARD

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

THE AGREEMENT

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolios and/or the Portfolios; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENT

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Portfolio as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; and (g) sales and redemption data regarding each Portfolio’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) each Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolios and the Portfolios; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared each Portfolio’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the pertinent Master Portfolio’s performance and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates provide the

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

Master Portfolios and the Portfolios with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In particular, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Portfolio’s investment results correspond directly to the investment results of the corresponding Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, each of BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Prime ranked in the first quartile against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, BlackRock Cash Funds: Treasury ranked in the third, first and first quartiles, respectively, against its Broadridge Performance Universe. However, the Board noted that the Portfolio performed within the one basis point threshold of its Broadridge Performance Universe peer median for the one-year period.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

The Board reviewed each Portfolio’s performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of each Portfolio in its Broadridge peer group takes into account the Portfolio’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Master Portfolio’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master Portfolio’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee rate compared with the other funds in the corresponding Portfolio’s Broadridge category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee rate, to those of other funds in the corresponding Portfolio’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolios and the Portfolios, to the relevant Master Portfolio or Portfolio, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolios and the Portfolios in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that with respect to each of Money Market Master Portfolio and Prime Money Market Master Portfolio, the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and the actual advisory fee rate and the corresponding Portfolio’s total expense ratio each ranked in the first quartile, relative to the corresponding Portfolio’s Expense Peers.

The Board noted that Treasury Money Market Master Portfolio’s contractual advisory fee rate ranked in the second quartile, and that the actual advisory fee rate and the corresponding Portfolio’s total expense ratio each ranked in the fourth quartile, relative to the corresponding Portfolio’s Expense Peers.

The Board reviewed each Master Portfolio’s/Portfolio’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for each Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable each Master Portfolio/Portfolio to maintain minimum levels of daily net investment income, BlackRock and each Master Portfolio’s/Portfolio’s administrator have voluntarily agreed to waive a portion of its fees and/or reimburse the Master Portfolio’s/Portfolio’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolios and the Portfolios to more fully participate in these economies of scale. The Board considered each Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (concluded)

as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolios and the Portfolios, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

TREASURY MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Interested Trustee

John M. Perlowski, Interested Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 945105

Transfer Agent

State Street Bank and

Trust Company

North Quincy, MA 20171

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Hewitt Series Trust

Hewitt Money Market Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	8/29/16

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	8/29/16